UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05029

Name of Fund:	Legg Mason Income Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2007
Date of reporting period: 9/30/2007

Item 1 – Schedule of Investments
Portfolio of Investments
Investment Grade Income Portfolio
September 30, 2007 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — 98.5%
Corporate Bonds and Notes — 70.2%
Aerospace and Defense — 0.6%
L-3 Communications Corp.	7.625%	6/15/12	$1,000	$1,023
United Technologies Corp.	5.400%	5/1/35	1,640	1,536

				2,559

Airlines — 0.1%
Continental Airlines Inc.	6.545%	2/2/19	154	155
Continental Airlines Inc.	7.256%	3/15/20	464	480

				635

Automobiles — 2.4%
DaimlerChrysler NA Holding Corp.	4.050%	6/4/08	160	158
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	260	269
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	300	304
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	735	784
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	290	301
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	850	1,054
Ford Motor Co.	7.450%	7/16/31	1,975	1,550
Ford Motor Co.	8.900%	1/15/32	370	305
General Motors Corp.	8.250%	7/15/23	650	569
General Motors Corp.	8.375%	7/15/33	6,190	5,424

				10,718

Beverages — 0.4%
Foster’s Finance Corp.	4.875%	10/1/14	840	797	A
PepsiAmericas Inc.	5.750%	7/31/12	860	881

				1,678

Building Products — N.M.
American Standard Inc.	8.250%	6/1/09	37	39
American Standard Inc.	7.625%	2/15/10	5	5

				44

Capital Markets — 4.6%
BankAmerica Capital III	5.930%	1/15/27	585	526	B
Goldman Sachs Capital II	5.793%	12/29/49	1,795	1,699	C
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	2,400	2,286	C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	4,000	4,054
Merrill Lynch and Co. Inc.	6.000%	2/17/09	800	806
Merrill Lynch and Co. Inc.	6.050%	8/15/12	840	861
Merrill Lynch and Co. Inc.	5.700%	5/2/17	3,400	3,306
Merrill Lynch and Co. Inc.	6.400%	8/28/17	1,210	1,248
Merrill Lynch and Co. Inc.	6.110%	1/29/37	910	856
Morgan Stanley	5.050%	1/21/11	900	890
Morgan Stanley	4.750%	4/1/14	65	61
The Bear Stearns Cos. Inc.	5.500%	8/15/11	1,650	1,632
The Bear Stearns Cos. Inc.	5.550%	1/22/17	320	302

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Capital Markets — Continued
The Goldman Sachs Group Inc.	6.345%	2/15/34	$2,025	$1,887

				20,414

Chemicals — 0.6%
E.I. du Pont de Nemours and Co.	4.875%	4/30/14	1,100	1,058
The Dow Chemical Co.	6.000%	10/1/12	750	769
The Dow Chemical Co.	7.375%	11/1/29	800	875

				2,702

Commercial Banks — 4.2%
CBA Capital Trust I	5.805%	6/30/49	3,510	3,396	A
Comerica Capital Trust II	6.576%	2/20/37	990	895	C
KeyBank NA	5.800%	7/1/14	5	5
Rabobank Capital Funding Trust II	5.260%	12/31/49	320	303	A,C
Rabobank Capital Funding Trust III	5.254%	10/21/49	3,120	2,871	A,C
RBS Capital Trust III	5.512%	9/30/49	4,020	3,761	C
SunTrust Bank	5.000%	9/1/15	770	735
SunTrust Capital VIII	6.100%	12/15/36	1,550	1,406	C
UnionBanCal Corp.	5.250%	12/16/13	785	765
Wachovia Capital Trust III	5.800%	3/15/42	520	516	C
Wachovia Corp.	5.625%	10/15/16	2,300	2,272
Wachovia Corp.	5.750%	6/15/17	580	582
Wells Fargo Capital X	5.950%	12/15/36	1,260	1,156	C

				18,663

Commercial Services and Supplies — 0.2%
Waste Management Inc.	6.375%	11/15/12	310	322
Waste Management Inc.	7.375%	5/15/29	690	740

				1,062

Communications Equipment — N.M.
Motorola Inc.	7.625%	11/15/10	135	143

Computers and Peripherals — 0.4%
International Business Machines Corp.	4.750%	11/29/12	1,750	1,722

Consumer Finance — 5.2%
American Express Co.	6.800%	9/1/66	3,100	3,177	C
Capital One Financial Corp.	7.125%	8/1/08	340	344
Capital One Financial Corp.	6.750%	9/15/17	670	686
Caterpillar Financial Services Corp.	4.500%	6/15/09	1,040	1,031
Ford Motor Credit Co.	7.375%	2/1/11	2,390	2,290
Ford Motor Credit Co.	10.944%	6/15/11	6,828	6,967	B
Ford Motor Credit Co.	7.250%	10/25/11	2,410	2,259
GMAC LLC	6.311%	11/30/07	320	319
GMAC LLC	0.000%	6/15/15	40	21	D
GMAC LLC	8.000%	11/1/31	4,015	3,939
Nelnet Inc.	7.400%	9/29/36	1,310	1,285	C
SLM Corp.	5.375%	5/15/14	630	550

				22,868

Diversified Financial Services — 13.1%
AGFC Capital Trust I	6.000%	1/15/67	860	806	A,C

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
AIG SunAmerica Global Financing VI	6.300%	5/10/11	$5,170	$5,332	A
American Express Travel Related Services Co. Inc.	5.250%	11/21/11	830	829	A
Associates Corp. of North America	8.150%	8/1/09	775	823
Bank of America Corp.	4.750%	8/15/13	110	105
Bank of America Corp.	5.420%	3/15/17	3,100	3,014
Beaver Valley II Funding	9.000%	6/1/17	1,078	1,195
Capital One Bank	4.875%	5/15/08	150	150
Capital One Bank	5.750%	9/15/10	870	879
Capital One Bank	6.500%	6/13/13	690	699
Capital One Capital IV	6.745%	2/17/37	1,100	981	C
Capmark Financial Group Inc.	5.875%	5/10/12	1,000	911	A,E
Chase Capital II	5.856%	2/1/27	1,980	1,787	B
Citigroup Inc.	6.000%	8/15/17	1,540	1,576
Citigroup Inc.	6.125%	8/25/36	5,980	5,920
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	1,760	1,635	A,C
General Electric Capital Corp.	5.000%	4/10/12	6,190	6,131
General Electric Capital Corp.	5.550%	5/4/20	590	588
General Electric Capital Corp.	6.750%	3/15/32	5	6
General Electric Capital Corp.	6.150%	8/1/37	2,030	2,083
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	860	827	A,C
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500	2,373	C
HSBC Finance Corp.	5.700%	6/1/11	1,280	1,291
HSBC Finance Corp.	5.500%	1/19/16	1,610	1,563
ILFC E-Capital Trust II	6.250%	12/21/65	2,320	2,236	A,C
JPMorgan Chase and Co.	4.891%	9/1/15	1,035	1,018	C
JPMorgan Chase and Co.	6.125%	6/27/17	5	5
Mizuho Preferred Capital Co. LLC	8.790%	6/30/49	1,520	1,548	A,C
Morgan Stanley	6.250%	8/28/17	1,050	1,072
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	1,700	1,814
SB Treasury Co. LLC	9.400%	6/30/49	840	859	A,C
UBS Preferred Funding Trust V	6.243%	5/12/49	3,030	2,983	C
ZFS Finance USA Trust II	6.450%	12/15/65	4,990	4,819	A,C

				57,858

Diversified Telecommunication Services — 2.6%
AT&T Corp.	8.000%	11/15/31	1,200	1,460
AT&T Inc.	5.100%	9/15/14	1,910	1,848
BellSouth Corp.	4.750%	11/15/12	830	807
Embarq Corp.	7.082%	6/1/16	930	964
Qwest Corp.	5.625%	11/15/08	550	549
Verizon Global Funding Corp.	6.875%	6/15/12	1,030	1,098
Verizon Global Funding Corp.	7.750%	6/15/32	375	433
Verizon Global Funding Corp.	5.850%	9/15/35	1,580	1,510
Verizon New York Inc.	6.875%	4/1/12	2,810	2,960

				11,629

Electric Utilities — 3.3%
Exelon Corp.	6.750%	5/1/11	1,370	1,424
FirstEnergy Corp.	6.450%	11/15/11	2,285	2,362
FirstEnergy Corp.	7.375%	11/15/31	3,840	4,202
Pacific Gas and Electric Co.	6.050%	3/1/34	2,150	2,112
Tampa Electric Co.	6.375%	8/15/12	380	395

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Electric Utilities — Continued
The Cleveland Electric Illuminating Co.	5.650%	12/15/13	$940	$929
The Cleveland Electric Illuminating Co.	7.880%	11/1/17	850	967
The Detroit Edison Co.	5.200%	10/15/12	1,260	1,254
TXU Energy Co.	7.000%	3/15/13	930	1,021

				14,666

Energy Equipment and Services — 0.4%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010	1,103
Pride International Inc.	7.375%	7/15/14	800	820

				1,923

Food and Staples Retailing — 1.1%
CVS Corp.	5.750%	8/15/11	820	831
Safeway Inc.	7.500%	9/15/09	600	626
Safeway Inc.	5.800%	8/15/12	140	142
Safeway Inc.	6.350%	8/15/17	610	620
The Kroger Co.	8.000%	9/15/29	1,000	1,110
Wal-Mart Stores Inc.	6.875%	8/10/09	475	491
Wal-Mart Stores Inc.	6.500%	8/15/37	1,130	1,172

				4,992

Food Products — 0.9%
Ahold Finance USA Inc.	8.250%	7/15/10	960	1,038
Kellogg Co.	6.600%	4/1/11	1,000	1,044
Kellogg Co.	7.450%	4/1/31	650	735
Tyson Foods Inc.	6.850%	4/1/16	1,040	1,071	E

				3,888

Gas Utilities — 0.4%
Panhandle Eastern Pipe Line Co.	4.800%	8/15/08	1,170	1,161
Southern Natural Gas Co.	5.900%	4/1/17	480	467	A

				1,628

Health Care Equipment and Supplies — 0.5%
Baxter International Inc.	5.900%	9/1/16	1,430	1,442
Hospira Inc.	6.050%	3/30/17	840	826

				2,268

Health Care Providers and Services — 3.3%
Aetna Inc.	5.750%	6/15/11	1,490	1,514
Cardinal Health Inc.	6.300%	10/15/16	1,100	1,083	A
Coventry Health Care Inc.	5.950%	3/15/17	1,150	1,112
HCA Inc.	6.300%	10/1/12	1,790	1,609
HCA Inc.	6.250%	2/15/13	2,130	1,885
HCA Inc.	5.750%	3/15/14	150	126
HCA Inc.	9.125%	11/15/14	1,100	1,160	A
HCA Inc.	9.250%	11/15/16	1,380	1,466	A
Humana Inc.	6.450%	6/1/16	600	609
Quest Diagnostics Inc.	5.125%	11/1/10	790	789
Universal Health Services Inc.	7.125%	6/30/16	1,450	1,486

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
WellPoint Inc.	5.875%	6/15/17	$1,560	$1,549

				14,388

Household Durables — 0.4%
Centex Corp.	5.125%	10/1/13	420	368
DR Horton Inc.	5.250%	2/15/15	610	511
Pulte Homes Inc.	6.250%	2/15/13	385	343
The Black and Decker Corp.	5.750%	11/15/16	810	791

				2,013

Independent Power Producers and Energy Traders — 0.9%
Dynegy Holdings Inc.	8.750%	2/15/12	1,690	1,745
TXU Corp.	6.500%	11/15/24	2,730	2,188

				3,933

Insurance — 3.0%
Ace Ina Holdings Inc.	5.700%	2/15/17	670	661
Allstate Corp.	6.500%	5/15/57	1,450	1,397	C
American International Group Inc.	6.250%	3/15/37	230	216
ASIF Global Financing XIX	4.900%	1/17/13	90	87	A
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	760	705	C
Liberty Mutual Group	5.750%	3/15/14	720	704	A
Liberty Mutual Group	7.800%	3/15/37	810	788	A,C
MetLife Inc.	6.400%	12/15/36	3,325	3,162	C
Prudential Financial Inc.	5.700%	12/14/36	920	848
The Chubb Corp.	6.375%	3/29/67	910	905	C
The Travelers Cos. Inc.	6.250%	3/15/37	1,790	1,731	C
The Travelers Cos. Inc.	6.250%	6/15/37	710	685
Willis North America Inc.	5.125%	7/15/10	760	752
Willis North America Inc.	5.625%	7/15/15	660	629

				13,270

IT Services — 0.4%
Electronic Data Systems Corp.	7.125%	10/15/09	530	540
Electronic Data Systems Corp.	6.500%	8/1/13	500	504	E
Electronic Data Systems Corp.	7.450%	10/15/29	570	577

				1,621

Leisure Equipment and Products — 0.5%
Eastman Kodak Co.	3.625%	5/15/08	975	946
Eastman Kodak Co.	7.250%	11/15/13	500	496
Hasbro Inc.	6.300%	9/15/17	970	966	E

				2,408

Media — 4.4%
Clear Channel Communications Inc.	4.400%	5/15/11	1,210	1,038
Clear Channel Communications Inc.	5.500%	9/15/14	500	393
Comcast Cable Communications Inc.	6.750%	1/30/11	960	996
Comcast Cable Holdings LLC	7.125%	2/15/28	180	185
Comcast Corp.	7.050%	3/15/33	1,800	1,897
Comcast Corp.	6.450%	3/15/37	1,100	1,086
Cox Communications Inc.	4.625%	1/15/10	1,410	1,393

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
CSC Holdings Inc.	7.625%	7/15/18	$1,500	$1,432
Liberty Media LLC	7.875%	7/15/09	1,000	1,029
Liberty Media LLC	8.500%	7/15/29	340	344
Liberty Media LLC	8.250%	2/1/30	120	118
News America Inc.	6.550%	3/15/33	1,495	1,474
The Walt Disney Co.	6.200%	6/20/14	1,220	1,275
Time Warner Entertainment Co. LP	8.375%	7/15/33	505	592
Time Warner Inc.	6.875%	5/1/12	1,350	1,417
Time Warner Inc.	9.125%	1/15/13	1,130	1,295
Time Warner Inc.	7.700%	5/1/32	1,015	1,114
Viacom Inc.	7.700%	7/30/10	90	96
Viacom Inc.	5.750%	4/30/11	990	1,000
Viacom Inc.	5.625%	8/15/12	1,095	1,090

				19,264

Metals and Mining — 1.3%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	5,320	5,812

Multi-Utilities — 0.3%
DTE Energy Co.	6.375%	4/15/33	350	351
Xcel Energy Inc.	7.000%	12/1/10	900	944

				1,295

Multiline Retail — 0.8%
Federated Retail Holdings Inc.	5.350%	3/15/12	360	353
Macy’s Retail Holdings Inc.	5.875%	1/15/13	1,000	996
May Department Stores Co.	5.750%	7/15/14	1,070	1,035
May Department Stores Co.	6.650%	7/15/24	490	460
Target Corp.	5.875%	3/1/12	860	880

				3,724

Oil, Gas and Consumable Fuels — 5.8%
DCP Midstream LLC	6.750%	9/15/37	1,280	1,271	A
Devon Financing Corp. ULC	7.875%	9/30/31	560	661
Duke Capital LLC	6.250%	2/15/13	340	348
El Paso Corp.	7.800%	8/1/31	1,660	1,685
El Paso Corp.	7.750%	1/15/32	340	345
EOG Resources Inc.	5.875%	9/15/17	1,630	1,630
Hess Corp.	7.875%	10/1/29	3,770	4,333
Kerr-McGee Corp.	6.950%	7/1/24	390	404
Kerr-McGee Corp.	7.875%	9/15/31	4,350	5,030
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,430	1,508
Pemex Project Funding Master Trust	6.994%	6/15/10	12	12	B
Pemex Project Funding Master Trust	6.180%	12/3/12	95	95	A,B
Pemex Project Funding Master Trust	6.625%	6/15/35	2,900	2,988
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,000	1,175
The Williams Cos. Inc.	7.625%	7/15/19	2,000	2,143
Valero Energy Corp.	6.875%	4/15/12	565	595
XTO Energy Inc.	6.100%	4/1/36	1,270	1,229

				25,452

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Paper and Forest Products — 0.3%
Weyerhaeuser Co.	6.750%	3/15/12	$1,120	$1,163

Pharmaceuticals — 0.6%
Wyeth	6.950%	3/15/11	2,000	2,096
Wyeth	5.950%	4/1/37	440	425

				2,521

Real Estate Investment Trusts — 1.1%
Health Care REIT Inc.	5.875%	5/15/15	1,440	1,377
iStar Financial Inc.	5.375%	4/15/10	10	10
iStar Financial Inc.	5.950%	10/15/13	3,610	3,388

				4,775

Road and Rail — 0.6%
Burlington Northern Rail Road Co.	6.960%	3/22/09	77	78
Burlington Northern Rail Road Co.	7.330%	6/23/10	89	92
CSX Transportation Inc.	7.875%	5/15/43	252	281
Norfolk Southern Corp.	7.875%	5/15/43	348	407
Union Pacific Corp.	4.875%	1/15/15	1,740	1,645

				2,503

Thrifts and Mortgage Finance — 3.4%
BB&T Capital Trust II	6.750%	6/7/36	1,750	1,793
Countrywide Financial Corp.	5.800%	6/7/12	2,850	2,671
Countrywide Home Loans Inc.	4.250%	12/19/07	750	741
Residential Capital LLC	7.125%	11/21/08	1,340	1,199
Residential Capital LLC	9.190%	4/17/09	5,980	4,186	A,B
Residential Capital LLC	7.000%	2/22/11	2,120	1,728
Residential Capital LLC	7.500%	6/1/12	660	535
Washington Mutual Bank	5.446%	5/1/09	400	390	B
Washington Mutual Inc.	4.200%	1/15/10	700	681
Washington Mutual Inc.	4.625%	4/1/14	1,000	911

				14,835

Tobacco — 0.5%
Altria Group Inc.	7.000%	11/4/13	825	897
Reynolds American Inc.	7.875%	5/15/09	860	893
Reynolds American Inc.	7.625%	6/1/16	270	287

				2,077

Wireless Telecommunication Services — 1.6%
New Cingular Wireless Services Inc.	8.125%	5/1/12	570	632
New Cingular Wireless Services Inc.	8.750%	3/1/31	980	1,241
Nextel Communications Inc.	5.950%	3/15/14	469	448
Nextel Communications Inc.	7.375%	8/1/15	1,600	1,626
Sprint Capital Corp.	8.375%	3/15/12	1,860	2,048
Sprint Capital Corp.	6.900%	5/1/19	920	923

				6,918

Total Corporate Bonds and Notes (Cost — $312,553)				310,032

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — 0.8%
Variable Rate Securities — 0.8%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.240%	9/25/37	$1,769	$1,775
Thornburg Mortgage Securities Trust 2007-4 3A1	6.228%	9/25/37	1,611	1,596

Total Mortgage-Backed Securities (Cost — $3,350)				3,371

U.S. Government and Agency Obligations — 4.3%
Fixed Rate Securities — 4.3%
Tennessee Valley Authority	5.375%	11/13/08	150	151
United States Treasury Bonds	4.500%	2/15/36	85	80
United States Treasury Bonds	4.750%	2/15/37	4	4
United States Treasury Notes	4.500%	4/30/12	6,500	6,580
United States Treasury Notes	4.875%	6/30/12	11,410	11,729
United States Treasury Notes	3.625%	5/15/13	200	194

Total U.S. Government and Agency Obligations (Cost — $18,237)				18,738

U.S. Government Agency Mortgage-Backed Securities — N.M.
Indexed SecuritiesB — N.M.
Freddie Mac	7.103%	9/1/24	56	57

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $56)				57

Yankee BondsF — 23.2%
Automobiles — 0.3%
General Motors Nova Scotia Finance Co.	6.850%	10/15/08	1,160	1,148

Beverages — 0.3%
Molson Coors Capital Finance	4.850%	9/22/10	1,305	1,285

Capital Markets — 0.2%
Deutsche Bank AG	6.000%	9/1/17	1,000	1,013

Commercial Banks — 9.9%
AES El Salvador Trust	6.750%	2/1/16	2,080	2,044	A
ATF Capital BV	9.250%	2/21/14	2,280	2,322	A
Banco Mercantil del Norte SA	6.135%	10/13/16	2,030	2,021	A,C
Barclays Bank PLC	7.434%	9/29/49	1,700	1,807	A,C
BOI Capital Funding	5.571%	2/1/49	2,000	1,789	A,C
Glitnir Banki Hf	6.330%	7/28/11	1,100	1,119	A
Glitnir Banki Hf	6.693%	6/15/16	1,900	1,942	A,C
Glitnir Banki Hf	7.451%	12/14/49	700	690	A,C
HBOS Capital Funding LP	6.071%	6/30/49	1,490	1,433	A,C
HBOS Treasury Services PLC	4.000%	9/15/09	1,080	1,061	A
HSBC Capital Funding LP	4.610%	6/27/49	760	714	A,C
HSBK Europe BV	7.250%	5/3/17	1,640	1,480	A
ICICI Bank Ltd.	6.375%	4/30/22	170	159	A,C
ICICI Bank Ltd.	6.375%	4/30/22	702	656	A,C
Kaupthing Bank Hf	6.050%	4/12/11	1,440	1,428	A,B
Kaupthing Bank Hf	5.750%	10/4/11	1,340	1,323	A
Kaupthing Bank Hf	7.125%	5/19/16	3,585	3,618	A
Mizuho Financial Group	5.790%	4/15/14	3,565	3,537	A
Resona Preferred Global Securities	7.191%	7/30/49	2,880	2,890	A,C
Royal Bank of Scotland Group PLC	7.640%	3/31/49	200	200	C
RSHB Capital SA	7.175%	5/16/13	3,690	3,759	A
RSHB Capital SA	6.299%	5/15/17	570	537	A

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Shinsei Finance Cayman Ltd.	6.418%	7/20/49	$3,385	$3,139	A,C
Sumitomo Mitsui Banking Corp.	5.625%	10/15/49	730	679	A,C
TuranAlem Finance BV	8.250%	1/22/37	1,709	1,444	A
TuranAlem Finance BV	8.250%	1/22/37	300	262	A
VTB Capital SA for Vneshtorgbank	5.956%	8/1/08	1,560	1,544	A,B

				43,597

Consumer Finance — 0.9%
Aiful Corp.	6.000%	12/12/11	3,005	2,954	A
HSBC Holdings PLC	5.250%	12/12/12	830	816

				3,770

Diversified Financial Services — 0.8%
Lukoil International Finance BV	6.356%	6/7/17	982	935	A
Petroplus Finance Ltd.	7.000%	5/1/17	750	712	A
SMFG Preferred Capital	6.078%	1/25/49	230	213	A,C
TNK-BP Finance SA	7.500%	7/18/16	870	864	A
TNK-BP Finance SA	6.625%	3/20/17	100	93	A
UFJ Finance Aruba AEC	6.750%	7/15/13	920	952

				3,769

Diversified Telecommunication Services — 3.3%
British Telecommunications PLC	8.625%	12/15/10	900	991	E
British Telecommunications PLC	9.125%	12/15/30	420	556	E
Deutsche Telekom International Finance BV	8.250%	6/15/30	1,400	1,714	E
Deutsche Telekom International Finance BV	9.250%	6/1/32	670	895	E
France Telecom SA	7.750%	3/1/11	3,000	3,225	E
France Telecom SA	8.500%	3/1/31	340	437	E
Intelsat Bermuda Ltd.	8.886%	1/15/15	1,175	1,187	B
Koninklijke (Royal) KPN NV	8.000%	10/1/10	990	1,065
Koninklijke (Royal) KPN NV	8.375%	10/1/30	655	754
Telecom Italia Capital	7.200%	7/18/36	2,070	2,191
Telefonica Emisiones S.A.U.	5.855%	2/4/13	790	798
Telefonica Emisiones S.A.U.	7.045%	6/20/36	800	852

				14,665

Electric Utilities — 0.9%
Enersis SA	7.375%	1/15/14	850	902
Enersis SA/Cayman Island	7.400%	12/1/16	1,211	1,304
Hydro Quebec	7.500%	4/1/16	1,625	1,882

				4,088

Food and Staples Retailing — 0.2%
Delhaize Group	6.500%	6/15/17	860	867	A

Foreign Governments — 2.2%
Federative Republic of Brazil	8.875%	4/15/24	240	309
Federative Republic of Brazil	10.125%	5/15/27	740	1,056
Federative Republic of Brazil	7.125%	1/20/37	228	255
Province of Nova Scotia	5.750%	2/27/12	1,000	1,038
Republic of Colombia	7.375%	9/18/37	177	195
Republic of Panama	7.125%	1/29/26	293	316

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Foreign Governments — Continued
Republic of Panama	6.700%	1/26/36	$508	$522
Russian Federation	7.500%	3/31/30	32	36	A
United Mexican States	7.500%	4/8/33	182	216
United Mexican States	6.750%	9/27/34	5,122	5,570

				9,513

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	850	821	A

Industrial Conglomerates — 0.8%
Tyco International Group SA	6.125%	11/1/08	60	61
Tyco International Group SA	6.125%	1/15/09	20	20
Tyco International Group SA	6.750%	2/15/11	230	242
Tyco International Group SA	6.375%	10/15/11	420	430
Tyco International Group SA	7.000%	6/15/28	554	602
Tyco International Group SA	6.875%	1/15/29	2,051	2,059

				3,414

Insurance — 0.4%
Axa	8.600%	12/15/30	1,630	1,940
XL Capital Ltd.	5.250%	9/15/14	20	19

				1,959

Media — 0.3%
British Sky Broadcasting Group PLC	6.875%	2/23/09	870	890
Rogers Cable Inc.	6.250%	6/15/13	570	578

				1,468

Metals and Mining — 0.9%
Vale Overseas Ltd.	6.875%	11/21/36	3,888	4,006

Oil, Gas and Consumable Fuels — 1.4%
Anadarko Finance Co.	6.750%	5/1/11	10	10
Anadarko Finance Co.	7.500%	5/1/31	180	196
Conoco Funding Co.	6.350%	10/15/11	470	490
Gazprom	6.212%	11/22/16	2,099	2,081	A
Gazprom	6.510%	3/7/22	1,160	1,148	A
Petrobras International Finance Co.	6.125%	10/6/16	2,186	2,203

				6,128

Wireless Telecommunication Services — 0.2%
Rogers Wireless Inc.	6.375%	3/1/14	1,000	1,010

Total Yankee Bonds (Cost — $102,461)				102,521

Total Long-Term Securities (Cost — $436,657)				434,719

Short-Term Securities — 0.1%
U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	3/17/08	586	574	D,G

Total Short-Term Securities (Cost — $572)				574

Total Investments — 98.6% (Cost — $437,229) H				435,293
Other Assets Less Liabilities — 1.4%				6,377

Net Assets — 100.0%				$441,670

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
U.S. Treasury Bond Futures	December 2007	2	$1
U.S. Treasury Note Futures	December 2007	259	35

			$36

Futures Contracts Written
U.S. Treasury Note Futures	December 2007	337	$(250)

N.M.	Not Meaningful.

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 20.97% of net assets.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.

C	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

E	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.

F	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

G	All or a portion of this security is collateral to cover futures contracts.

H	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,493
Gross unrealized depreciation	(9,429)

Net unrealized (depreciation)	$(1,936)

Portfolio of Investments
Limited Duration Bond Portfolio
September 30, 2007 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — 99.7%
Corporate Bonds and Notes — 24.8%
Airlines — 0.5%
Northwest Airlines Inc.	6.260%	5/20/14	$936	$936	A

Capital Markets — 1.9%
Goldman Sachs Capital II	5.793%	12/29/49	490	464	B
Goldman Sachs Capital III	6.350%	9/29/49	490	445	A
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	790	753	B
Lehman Brothers Holdings Capital Trust VIII	6.371%	11/29/49	40	37	B
Lehman Brothers Holdings Inc.	6.500%	7/19/17	340	344
Merrill Lynch and Co. Inc.	6.050%	8/15/12	700	718
Morgan Stanley	6.600%	4/1/12	330	343
The Bear Stearns Cos. Inc.	6.400%	10/2/17	200	199
The Goldman Sachs Group Inc.	6.600%	1/15/12	350	367

				3,670

Commercial Banks — 1.7%
HSBC Bank PLC	8.190%	7/20/12	1,000	895	A,C
HSBC Bank PLC	10.749%	8/20/12	70	70	A
SunTrust Capital VIII	6.100%	12/15/36	120	109	B
Wachovia Capital Trust III	5.800%	8/29/49	1,960	1,947	B
Wells Fargo Capital X	5.950%	12/15/36	300	275	B

				3,296

Commercial Services and Supplies — 0.6%
Waste Management Inc.	7.375%	8/1/10	1,150	1,217

Consumer Finance — 5.1%
American Express Co.	6.800%	9/1/66	600	615	B
Ford Motor Credit Co.	6.625%	6/16/08	4,810	4,774
GMAC LLC	6.360%	9/23/08	4,000	3,940	A
Nelnet Inc.	7.400%	9/29/36	380	373	B

				9,702

Diversified Financial Services — 1.6%
AGFC Capital Trust I	6.000%	1/15/67	1,290	1,209	B,D
Capmark Financial Group Inc.	5.875%	5/10/12	400	364	C,D
General Electric Capital Corp.	5.000%	12/1/10	540	541
ZFS Finance USA Trust III	6.844%	12/15/65	970	921	A,D

				3,035

Diversified Telecommunication Services — 0.3%
Qwest Corp.	7.875%	9/1/11	230	241
Verizon Global Funding Corp.	7.250%	12/1/10	400	425

				666

Electric Utilities — 0.5%
Alabama Power Co.	5.695%	8/25/09	500	502	A

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Electric Utilities — Continued
Pacific Gas and Electric Co.	4.800%	3/1/14	$500	$477

				979

Food and Staples Retailing — 0.6%
Wal-Mart Stores Inc.	5.800%	2/15/18	1,090	1,098

Health Care Equipment and Supplies — 0.3%
Hospira Inc.	5.550%	3/30/12	500	499

Health Care Providers and Services — 0.1%
Quest Diagnostics Inc.	5.125%	11/1/10	180	180

Hotels, Restaurants and Leisure — 0.3%
Caesars Entertainment Inc.	7.500%	9/1/09	330	338
Harrah’s Operating Co. Inc.	5.956%	2/8/08	150	150	A,D

				488

Independent Power Producers and Energy Traders — 0.6%
TXU Corp.	4.800%	11/15/09	1,160	1,170

IT Services — 0.5%
Electronic Data Systems Corp.	7.125%	10/15/09	1,000	1,018

Leisure Equipment and Products — 0.1%
Eastman Kodak Co.	7.250%	11/15/13	110	109

Media — 2.1%
Clear Channel Communications Inc.	6.625%	6/15/08	140	140
Clear Channel Communications Inc.	4.250%	5/15/09	790	753
Comcast Cable Communications Inc.	6.875%	6/15/09	1,100	1,130
Liberty Media LLC	7.875%	7/15/09	1,110	1,142
Time Warner Inc.	5.500%	11/15/11	830	829

				3,994

Multiline Retail — 0.2%
Federated Retail Holdings Inc.	5.350%	3/15/12	330	324
May Department Stores Co.	5.750%	7/15/14	110	106

				430

Office Electronics — 0.2%
Xerox Corp.	5.500%	5/15/12	330	327

Oil, Gas and Consumable Fuels — 3.6%
Apache Corp.	6.250%	4/15/12	520	542
Devon Financing Corp. ULC	6.875%	9/30/11	350	370
El Paso Natural Gas Co.	5.950%	4/15/17	590	576	D
Hess Corp.	6.650%	8/15/11	510	533
Kinder Morgan Energy Partners LP	6.750%	3/15/11	810	843
Pemex Project Funding Master Trust	6.994%	6/15/10	657	669	A,D
Pemex Project Funding Master Trust	6.994%	6/15/10	380	386	A,D
Pemex Project Funding Master Trust	6.180%	12/3/12	2,442	2,438	A,D
XTO Energy Inc.	5.650%	4/1/16	440	430

				6,787

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Paper and Forest Products — 0.1%
Weyerhaeuser Co.	5.950%	11/1/08	$170	$171

Real Estate Investment Trusts (REITs) — 1.1%
iStar Financial Inc.	6.034%	9/15/09	1,330	1,240	A
iStar Financial Inc.	5.650%	9/15/11	1,000	950

				2,190

Thrifts and Mortgage Finance — 2.5%
Countrywide Financial Corp.	5.430%	3/24/09	610	574	A
Countrywide Financial Corp.	5.800%	6/7/12	600	562
Residential Capital LLC	7.800%	11/21/08	2,000	1,795	A
Residential Capital LLC	8.460%	4/17/09	200	170	A
Residential Capital LLC	6.000%	2/22/11	1,500	1,222
Washington Mutual Bank	5.844%	6/16/10	440	434	A

				4,757

Wireless Telecommunication Services — 0.3%
Sprint Capital Corp.	6.375%	5/1/09	30	30
Vodafone Group PLC	5.350%	2/27/12	450	449

				479

Total Corporate Bonds and Notes (Cost — $48,145)				47,198

Asset-Backed Securities — 8.3%
Fixed Rate Securities — 1.4%
Countryplace Manufactured Housing Contract Trust 2007-1 A1	5.484%	7/15/37	1,033	1,025	D
MBNA Practice Solutions Owner Trust 2005-2	4.100%	5/15/09	278	278	D
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	958	950	D
Structured Asset Securities Corp. 2003-AL1	3.357%	4/25/31	582	526	D

				2,779

Indexed SecuritiesA — 6.8%
Asset Backed Funding Certificates 2002-WF2	6.256%	5/25/32	221	218
Bear Stearns Asset Backed Securities Inc. 2004-1	5.651%	6/25/34	2,236	2,165
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	5.531%	11/25/46	1,828	1,742	D
Countrywide Home Equity Loan Trust 2004-O	6.033%	2/15/34	484	476
Lehman XS Trust 2005-5N 3A1A	5.431%	11/25/35	1,583	1,546
Long Beach Mortgage Loan Trust 2006-A A1	5.221%	5/25/36	1,204	994
RAAC Series 2005-RP1	5.471%	7/25/37	382	380	D
Rental Car Finance Corp. 2004-1A	5.331%	6/25/09	3,000	2,998	D
Securitized Asset Backed Receivables LLC 2006-FR3 A2	5.271%	5/25/36	1,700	1,675
WaMu Asset-Backed Certificates 2007-HE1 2A3	5.281%	1/25/37	800	753

				12,947

Stripped Securities — 0.1%
HSI Asset Securitization Corp. Trust 2006-OPT4	1.500%	3/25/36	19,810	99	E,F1

Total Asset-Backed Securities (Cost — $16,613)				15,825

Mortgage-Backed Securities — 24.1%
Fixed Rate Securities — 1.8%
BlackRock Capital Finance LP 1997-R3	7.220%	11/25/28	7	7	D

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	$1,280	$1,354
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	2,007	2,041

				3,402

Indexed SecuritiesA — 17.2%
Banc of America Mortgage Securities 2005-F	5.013%	7/25/35	1,997	1,986
Bayview Commercial Asset Trust 2005-2A A2	5.481%	8/25/35	726	673	D
Bear Stearns Alt-A Trust 2007-1 1A1	5.291%	1/25/47	2,129	2,108
Bear Stearns ARM Trust 2004-10	4.595%	1/25/35	538	535
Countrywide Alternative Loan Trust 2005-59 1A1	5.868%	11/20/35	1,382	1,353
Countrywide Alternative Loan Trust 2006-0A2 A5	5.726%	5/20/46	1,725	1,685
Countrywide Alternative Loan Trust 2007-AL1 A1	5.381%	6/25/37	1,187	1,164
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2	4.602%	6/25/34	661	650
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B	5.251%	12/25/46	793	787
Harborview Mortgage Loan Trust 2004-8 3A2	5.903%	11/29/34	506	505
HomeBanc Mortgage Trust 2004-2 A1	5.501%	12/25/34	1,090	1,088
HomeBanc Mortgage Trust 2005-1 A1	5.381%	3/25/35	1,564	1,547
Impac CMB Trust 2004-6 1A2	5.521%	10/25/34	325	321
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.290%	11/25/37	1,010	1,009
JPMorgan Mortgage Trust 2004-A1 1A1	4.341%	10/25/33	2,122	2,064
JPMorgan Mortgage Trust 2004-A1 1A1	4.811%	2/25/34	607	586
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	3,000	2,933
MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1	5.780%	12/25/46	1,083	1,064
MASTR Specialized Loan Trust 2006-01 A	5.431%	12/25/36	621	608	D
Sequoia Mortgage Trust 2003-2 A2	5.701%	6/20/33	385	383
Structured Asset Mortgage Investments Inc. 2006-AR2 A1	5.361%	2/25/36	785	761
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	5.341%	8/25/36	1,328	1,308
Thornburg Mortgage Securities Trust 2005-2 A4	5.381%	7/25/45	2,070	2,068
Thornburg Mortgage Securities Trust 2005-4 A2	5.341%	12/25/45	78	77
WaMu Alternative Mortgage Pass-Through Certificates 2006-AR01 A1B	5.451%	2/25/36	1,325	1,282
WaMu Mortgage Pass Through Certificates 2003-AR8 A	4.030%	8/25/33	668	660
WaMu Mortgage Pass-Through Certificates 2003-AR10	4.057%	10/25/33	2,100	2,075
WaMu Mortgage Pass-Through Certificates 2004-AR08 A1	5.983%	6/25/44	581	573
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	5.953%	6/25/46	854	832

				32,685

Stripped Securities — N.M.
Nomura Asset Acceptance Corp. 2006-AP1 AI0	4.500%	1/25/36	160	1	E,F1

Variable Rate SecuritiesG — 5.1%
Banc of America Funding Corp. 2004-B	4.183%	12/20/34	640	644
Chase Mortgage Finance Corp. 2007-A1 2A3	4.139%	2/25/37	871	858
Citigroup Mortgage Loan Trust Inc. 2007-AR4 2A1A	5.505%	3/25/37	1,877	1,884
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A	5.757%	8/25/47	989	983

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
Countrywide Alternative Loan Trust 2004-33 1A1	4.989%	12/25/34	$456	$455
Countrywide Alternative Loan Trust 2004-33 2A1	4.955%	12/25/34	263	263
JPMorgan Mortgage Trust 2006-A2 5A1	3.756%	11/25/33	469	463
Nomura Asset Acceptance Corp. 2004-AR4 1A1	4.907%	12/25/34	1,051	1,040
Prime Mortgage Trust 2005-2	7.408%	10/25/32	1,114	1,146
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1	5.661%	6/25/35	721	720
WaMu Mortgage Pass-Through Certificates 2004-AR14 A1	4.259%	1/25/35	1,372	1,343

				9,799

Total Mortgage-Backed Securities (Cost — $46,146)				45,887

U.S. Government Agency Mortgage-Backed Securities — 31.0%
Fixed Rate Securities — 22.6%
Fannie Mae	8.500%	6/1/10 to 8/1/11	5	5
Fannie Mae	7.000%	1/1/13 to 1/1/33	3,963	4,125
Fannie Mae	6.500%	7/1/13 to 10/1/32	1,256	1,284
Fannie Mae	9.500%	7/1/14	17	17
Fannie Mae	11.000%	12/1/15	34	37
Fannie Mae	12.500%	1/1/18	21	23
Fannie Mae	9.000%	11/1/21	79	84
Fannie Mae	6.000%	11/1/27	0.2	—	H
Fannie Mae	5.500%	4/1/36	1,667	1,616
Fannie Mae	5.000%	12/1/37	7,800	7,438	I
Fannie Mae	5.500%	12/1/37	7,750	7,585	I
Fannie Mae	6.000%	12/1/37	17,300	17,311	I
Freddie Mac	8.500%	12/1/08 to 6/1/21	10	10
Freddie Mac	9.750%	11/1/09 to 11/1/14	7	7
Freddie Mac	9.000%	1/1/17 to 1/1/21	88	93
Freddie Mac	8.000%	2/1/31	173	183
Freddie Mac	7.000%	4/1/32	1,441	1,499
Freddie Mac	5.000%	11/1/35	169	161
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	201	204
Government National Mortgage Association	9.000%	6/15/22 to 9/15/22	2	2
Government National Mortgage Association	6.000%	12/1/37	1,300	1,308	I

				42,992

Indexed SecuritiesA — 8.3%
Fannie Mae	4.328%	10/1/34	854	840
Fannie Mae	4.220%	12/1/34	1,184	1,163
Fannie Mae	4.331%	1/1/35	1,012	1,006
Fannie Mae	4.856%	1/1/35	1,742	1,739
Fannie Mae	4.785%	2/1/35	3,709	3,708
Fannie Mae	4.946%	3/1/35	3,685	3,657
Freddie Mac	4.367%	12/1/34	415	409
Freddie Mac	4.473%	12/1/34	2,224	2,205
Freddie Mac	4.092%	1/1/35	409	401

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Freddie Mac	4.132%	1/1/35	$681	$668

				15,796

Stripped Securities — 0.1%
Government National Mortgage Association	2.750%	6/16/26	1,634	106	E,F1
Government National Mortgage Association	2.800%	8/16/26	1,196	138	E,F1

				244

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $60,250)				59,032

Yankee BondsJ — 11.3%
Capital Markets — 0.5%
Deutsche Bank AG	6.000%	9/1/17	900	912

Commercial Banks — 3.5%
Glitnir Banki Hf	5.800%	1/21/11	1,550	1,513	A,D
Glitnir Banki Hf	6.693%	6/15/16	50	51	B,D
HSBC Bank PLC	11.000%	8/20/12	70	69	A
Kaupthing Bank Hf	6.050%	4/12/11	1,000	992	A,D
Kaupthing Bank Hf	5.750%	10/4/11	420	415	D
Landsbanki Islands Hf	6.100%	8/25/11	620	628	D
Resona Preferred Global Securities	7.191%	12/29/49	830	833	B,D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	820	760	B,D
TuranAlem Finance BV	6.735%	1/22/09	320	315	A,D
VTB Capital SA for Vneshtorgbank	5.956%	8/1/08	1,167	1,155	A,D

				6,731

Diversified Financial Services — 1.5%
Aiful Corp.	5.000%	8/10/10	1,280	1,238	D
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	600	570	B
TNK-BP Finance SA	6.875%	7/18/11	1,090	1,082	D

				2,890

Diversified Telecommunication Services — 2.5%
British Telecommunications PLC	8.625%	12/15/10	1,520	1,674	C
Deutsche Telekom International Finance BV	8.000%	6/15/10	650	696	C
France Telecom SA	7.750%	3/1/11	570	613
Koninklijke (Royal) KPN NV	8.000%	10/1/10	900	968
Telefonica Emisiones S.A.U.	5.690%	2/4/13	790	775	A

				4,726

Foreign Government — 0.5%
Russian Federation	3.000%	5/14/08	890	874

Health Care Equipment and Supplies — 0.2%
Baxter Finco BV	4.750%	10/15/10	430	429

Industrial Conglomerates — 0.8%
Tyco International Group SA	6.375%	10/15/11	1,480	1,514

Insurance — 0.2%
Merna Reinsurance Ltd.	7.110%	7/7/10	400	399	A,D

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Metals and Mining — 0.6%
Vale Overseas Ltd.	6.250%	1/23/17	$1,130	$1,143

Oil, Gas and Consumable Fuels — 1.0%
Anadarko Finance Co.	6.750%	5/1/11	1,870	1,955

Total Yankee Bonds (Cost — $21,666)				21,573

Preferred Stocks — 0.2%
Home Ownership Funding Corp.	1.000%		1	75	B,D,E
Home Ownership Funding Corp. II	1.000%		1	209	B,D,E

Total Preferred Stocks (Cost — $1,537)				284

Total Long-Term Securities (Cost — $194,357)				189,799

Short-Term Securities — 17.8%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	3/17/08	$300	293	K,L

Repurchase Agreements — 17.6%
Lehman Brothers Inc.
4.75%, dated 9/28/07 to be repurchased at $16,775 on 10/1/07 (Collateral: $16,390 Fannie Mae note, 6.63%, due 9/15/09, value $17,103)			16,768	16,768
Merrill Lynch Government Securities Inc.
4.75%, dated 9/28/07 to be repurchased at $16,775 on 10/1/07 (Collateral: $57,491 Fannie Mae principal–only security, due 11/15/30, value $17,103)			16,768	16,768

				33,536

Total Short-Term Securities (Cost — $33,829)				33,829

Total Investments — 117.5% (Cost — $228,186) N				223,628
Other Assets Less Liabilities — (17.5)%				(33,255)

Net Assets — 100.0%				$190,373

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedM
Eurodollar Futures	December 2007	123	$73
U.S. Treasury Note Futures	December 2007	416	432

			$505

Futures Contracts WrittenM
U.S. Treasury Note Futures	December 2007	304	$(151)
U.S. Treasury Note Futures	December 2007	211	(114)

			$(265)

N.M.	Not Meaningful.

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.

B	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.

D	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 13.43% of net assets.

E	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

F	Stripped Security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

G	The coupon rates shown on variable rate securities are the rates at September 30, 2007. These rates vary with the weighted average coupon of the underlying loans.

H	Amount represents less than $1.

I	When-issued Security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

J	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

K	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

L	All or a portion of this security is collateral to cover futures and options contracts written.

M	Futures are described in more detail in the notes to financial statements.

N	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$454
Gross unrealized depreciation	(5,012)

Net unrealized (depreciation)	$(4,558)

Security Valuation
Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market of the investments existed, and the differences could be material. With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.
Options and Futures
The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by a Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in the contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.
Other information regarding the Funds is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s Website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: November 27, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: November 27, 2007

By: /s/ Marie K. Karpinski Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Income Trust, Inc.
Date: November 20, 2007